Business Segments	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
BUSINESS SEGMENTS

NOTE 3 – BUSINESS SEGMENTS

Summarized financial information concerning the Company's reportable segments is presented below:

	For the Nine Months Ended September 30, 2019				For the Nine Months Ended September 30, 2018
	Land Management Services	Retail & Appliances	Corporate Services	Total	Land Management Services	Retail & Appliances	Corporate Services	Total
Revenue
Services	$2,293,765	$-	$-	$2,293,765	$2,543,087	$-	$-	$2,543,087
Sales of parts and equipment	1,523,031	-	-	1,523,031	1,155,668	-	-	1,155,668
Furniture and appliances revenue	-	22,748,153	-	22,748,153	-	-	-	-
Total Revenue	3,816,796	22,748,153	-	26,564,949	3,698,755	-	-	3,698,755

Total cost of sales	1,369,440	18,886,115	-	20,255,556	1,034,786	-	-	1,034,786
Total operating expenses	4,104,427	4,765,211	119,458	8,989,096	4,249,254	-	256,679	4,505,933
Loss from operations	$(1,657,071)	$(903,173)	$(119,458)	$(2,679,703)	$(1,585,285)	$-	$(256,679)	$(1,841,964)

	For the Three Months Ended September 30, 2019				For the Three Months Ended September 30, 2018
	Land Management Services	Retail & Appliances	Corporate Services	Total	Land Management Services	Retail & Appliances	Corporate Services	Total
Revenue
Services	$742,041	$-	$-	$742,041	$883,460	$-	$-	$883,460
Sales of parts and equipment	670,221	-	-	670,221	583,054	-	-	583,054
Furniture and appliances revenue	-	12,132,103	-	12,132,103	-	-	-	-
Total Revenue	1,412,262	12,132,103	-	13,544,365	1,466,514	-	-	1,466,514

Total cost of sales	596,286	10,113,543	-	10,709,829	478,195	-	-	478,195
Total operating expenses	1,346,937	2,571,324	39,582	3,957,843	1,413,428	-	7,251	1,420,679
Loss from operations	$(530,961)	$(552,764)	$(39,582)	$(1,123,307)	$(425,109)	$	$(7,251)	$(432,360)